Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Non-Pension Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
The following tables present the Company’s non-pension financial assets and liabilities which are measured at fair value on a recurring basis (in millions):

Description	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money market fund investments (1)	$—	$—	$—	$—
Investment securities, including mutual funds (2)	17.7	7.3	10.4	—
Interest rate swaps	35.8	—	35.8	—
Foreign currency derivatives	2.4	—	2.4	—
Total	$55.9	$7.3	$48.6	$—

Description	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money market fund investments (1)	$10.5	$—	$10.5	$—
Investment securities, including mutual funds (2)	22.7	7.4	15.3	—
Interest rate swaps	42.3	—	42.3	—
Foreign currency derivatives	2.6	—	2.6	—
Total	$78.1	$7.4	$70.7	$—
Liabilities
Foreign currency derivatives	$2.0	$—	$2.0	$—
Total	$2.0	$—	$2.0	$—

Fair Value Of Certain Short And Long-Term Debt, Based On Market Prices
The fair values of certain of the Company’s short- and long-term debt are based on quoted market prices and are as follows (in millions):

	2011		2010
	Fair Value	Book Value	Fair Value	Book Value
Medium-term notes	$1,679.7	$1,632.3	$1,650.7	$1,623.0
Preferred securities underlying the junior convertible subordinated debentures	356.0	421.2	353.8	421.2
Convertible notes	0.1	0.1	45.5	17.5